Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,123,092.48
Total Fee Amount	983.70
Total Offset Amount	0.00
Net Fee	$ 983.70
Offering Table N/A
Offset Table N/A	N/A